United States
               Securities and Exchange Commission
                      Washington DC  20549

                            Form 13F

                      Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/00

Check here if Amendment [   ]; Amendment Number: ____
    This Amendment (Check only one.):   [   ] is a restatement.
                         [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  The Hickory Group, Ltd.
Address:  1801 East 9th Street Suite 1500
       Cleveland, Ohio 44114-3198

Form 13F File Number: 28-3921

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul R. Abbey
Title: President and Chief Executive Officer
Phone: 216/781.5600

Signature, Place, and Date of Signing:

___________________________   Cleveland, Ohio         February 9, 2001
  (Signature)                 (City, State)                (Date)

Report Type (Check only one.):

[ ]13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager
are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:      82

Form 13F Information Table Value Total: $231,810
                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                               FORM 13F INFORMATION TABLE



      Column1
   Column2
Column3
Column4
            Column5

 Column6
 Column7
               Column8


Name of Issuer
Title of Class
Cusip
Value
(x$1000)
Shrs or
Prn Amt
Sh/
PRN
Put/
Call
Investment
Discretion
Other
Managers
Voting Authority











Sole
Shared
None

Abbott Laboratories  Equities  002824100     542        11186   Sh      -  sole none x
Agilent Technologies Equities  00846u101     2479 45279 Sh      -       sole    none x
Air Products & Chem  Equities  009158106     4002 97603 Sh      -       sole    none x
Allied Capital       Equities  01903q108     741        35480   Sh      -  sole none x
Altera Corp   Equities   021441100 4437      168628     Sh      -       sole    none x
American Express     Equities  025816109     1703 31000 Sh      -       sole    none x
American Home Prod   Equities  026609107     661        10408   Sh      -  sole none x
American International   Equities  026874107 3659 37124 Sh      -       sole    none x
Atlantic Coast Airlines  Equities  048396105 410        10040   Sh      -  sole none x
Automatic Data Proc  Equities  053015103     3765 59466 Sh      -       sole    none x
BP Amoco PLC  Equities   055622104 1000      20896      Sh      -       sole    none x
Bank One      Equities   06423a103 2773      75714      Sh      -       sole    none x
BellSouth Corp.      Equities  079860102     486        11874   Sh      -  sole none x
Bristol-Myers Squibb Equities  110122108     1211 16382 Sh      -       sole    none x
Burlington Resources Equities  122014103     2528 50050 Sh      -       sole    none x
Carnival Corp Equities   143658102 3340      108405     Sh      -       sole    none x
Cedar Fair L.P.      Equities  150185106     279        15200   Sh      -  sole none x
Cisco Systems Inc.   Equities  17275r102     1086 28381 Sh      -       sole    none x
Citigroup     Equities   172967101 556            10887 Sh      -       sole    none x
Clear Channel Comm   Equities  184502102     653        13485   Sh      -  sole none x
Compaq Computer      Equities  204493100     1771 117701        Sh      -  sole none x
Costco Companies     Equities  22160k105     1635 40950 Sh      -       sole    none x
DST Systems Inc.     Equities  233326107     710        10602   Sh      -  sole none x
Dal-Tile      Equities   23426r108 1629      114840     Sh      -       sole    none x
Disney Company, Walt Equities  254687106     429        14819   Sh      -  sole none x
El Paso Energy       Equities  283905107     4438 61966 Sh      -       sole    none x
Elan Corp PLC        Equities  284131208     8091 172829        Sh      -  sole none x
Endesa        Equities   29258n107 2218      132900     Sh      -       sole    none x
Ericsson L.M. Tele   Equities  294821400     5508 492340        Sh      -  sole none x
ExxonMobil    Equities   30231g102 2564      29494      Sh      -       sole    none x
Fannie Mae    Equities   313586109 8029      92548      Sh      -       sole    none x
Fedex Corporation    Equities  31428X106     7134 178536        Sh      -  sole none x
First Ind Realty Tr  Equities  32054k103     462        13600   Sh      -  sole none x
First Merit   Equities   337915102 4759      178006     Sh      -       sole    none x
First Union Company  Equities  337358105     1806 64935 Sh      -       sole    none x
Flow Intl Corp       Equities  343468104     220        20000   Sh      -  sole none x
General Electric     Equities  369604103     9885 206204        Sh      -  sole none x
General Motors Corp  Equities  370442105     796        15626   Sh      -  sole none x
Hewlett-Packard Co   Equities  428236103     4029 127652        Sh      -  sole none x
Home Depot    Equities   437076102 3516      76963      Sh      -       sole    none x
Illinois Tool Wks Inc    Equities  452308109 4930 82777 Sh      -       sole    none x
Integrated Device TechEquities 458118106     3146 94975 Sh      -       sole    none x
Intel Corporation    Equities  458140100     5977 198835        Sh      -  sole none x
IBM           Equities   459200101 2348      27624      Sh      -       sole    none x
Interpublic Group    Equities  460690100     3597 84500 Sh      -       sole    none x
Jefferson Pilot      Equities  475070108     4517 60425 Sh      -       sole    none x
Johnson & Johnson    Equities  478160104     6436 61255 Sh      -       sole    none x
KeyCorp       Equities   493267108 4685      167309     Sh      -       sole    none x
Koninklijke Philips  Equities  500472303     7807 215354        Sh      -  sole none x
Lear                 Equities  521865105     2769 111608        Sh      -  sole none x
Leggett & Platt Inc. Equities  524660107     4190 221250        Sh      -  sole none x
Leucadia National    Equities  527288104     1695 47840 Sh      -       sole    none x
Lucent Technologies  Equities  549463107     225        16635   Sh      -  sole none x
Masco                Equities  574599106     3196 124400        Sh      -  sole none x
Medtronic Inc Equities   585055106 1291      21375      Sh      -       sole    none x
Merck & Company Inc  Equities  589331107     3656 39054 Sh      -       sole    none x
Microsoft     Equities   594918104 867            19985 Sh      -       sole    none x
Moody's       Equities   615369105 645            25100 Sh      -       sole    none x
National City Corp   Equities  635405103     4714 163960        Sh      -  sole none x
Nuveen NJ Investment Equities  670971100     306        19348   Sh      -  sole none x
Pfizer Inc    Equities   717081103 9335      202944     Sh      -       sole    none x
Phelps Dodge Corp    Equities  717265102     1720 30822 Sh      -       sole    none x
Procter & Gamble     Equities  742718109     4627 58987 Sh      -       sole    none x
Progressive Corp, Oh Equities  743315103     1701 16419 Sh      -       sole    none x
RPM Inc.      Equities   749685103 225            26322 Sh      -       sole    none x
Royal Dutch Petroleum Equities 780257804     3794 62650 Sh      -       sole    none x
SBC Communication    Equities  78387g103     5342 111878        Sh      -  sole none x
Second Bancorp Inc.  Equities  813114105     5723 394676        Sh      -  sole none x
Seitel Inc.   Equities   816074306 709            38452 Sh      -       sole    none x
Solectron     Equities   834182107 635            18720 Sh      -       sole    none x
Sungard Data Sys Inc Equities  867363103     1070 22715 Sh      -       sole    none x
Synovus Financial    Equities  87161c105     765        28389   Sh      -  sole none x
Tanger Factory Outlet    Equities  875465106 242        10600   Sh      -  sole none x
Texas Instruments    Equities  882508104     3796 80125 Sh      -       sole    none x
Textron Inc   Equities   883203101 3268      70275      Sh      -       sole    none x
UTS EF HUTTON        Equities  447900101     212        52400   Sh      -  sole none x
Verizon Comm  Equities   92343v104 816            16278 Sh      -       sole    none x
Vodafone Group       Equities  92857w100     681        19015   Sh      -  sole none x
Wal-Mart Stores Inc. Equities  931142103     1236 23260 Sh      -       sole    none x
Waste Management     Equities  94106l109     5246 189050        Sh      -  sole none x
Wells Fargo & Co     Equities  949746101     6301 113145        Sh      -  sole none x
Worldcom Inc  Equities   98157d106 1429      101647     Sh      -       sole    none x